Organization and Reorganization - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	May 20, 2019	Feb. 28, 2019	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Dated of incorporation			Oct. 01, 2010	Oct. 01, 2010
Net loss			¥ (132,957)	$ (19,097)	¥ (9,342)	¥ (153,665)
Cash flows operating activities			(95,753)	$ (13,754)	13,962	¥ (31,334)
Accumulated deficit			(2,003,031)		(929,888)		$ (287,717)
Line of credit			100,000
Debt instrument maturity period		6 months
Expiring On January 31, 2021 [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Maximum credit facility			80,000
Expiring On March 2, 2021 [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Maximum credit facility			20,000
Variable Interest Entity Not Primary Beneficiary [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Obligations to settle of variable interest entity			¥ 51,000		¥ 28,200
Lizhi BVI [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Place of incorporation			British Virgin Islands	British Virgin Islands
Guangzhou Tiya [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Service fee percentage of after tax profit	90.00%